Mayer Brown LLP

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Paul A. Jorissen

Direct Tel +1 212 506 2555
Direct Fax +1 212 849 5555

pjorissen@mayerbrown.com

July 11, 2012

Ms. Katherine Hsu Office Chief Division of Corporation Finance Securities and Exchange Commission 100 F Street N.E. Washington, DC 20549-3561
Re: CEF Equipment Holding, L.L.C.; GE TF Trust Registration Statement on Form S-3 Filed May 2, 2012 File No: 333-181103

Dear Ms. Hsu:

On behalf of CEF Equipment Holding, L.L.C. (the “Depositor”) and GE TF Trust (the “Titling Trust,” and together with the Depositor, the “Co-Registrants”), and further to the oral comments (the “Oral Comments”) you have provided us in connection with the Registration Statement filed with you on May 2, 2012 (the “Registration Statement”), we caused to be filed with you electronically under EDGAR an Amendment No. 1 to the Registration Statement (the “Amended Registration Statement”), which, we believe, addresses the Oral Comments. In particular, the Amended Registration Statement:

a)     includes one comprehensive power of attorney for the Depositor (a power of attorney for the Titling Trust was enclosed with the Registration Statement); and

b)     the section entitled “Characteristics of the Receivables – Selection Criteria” in each of Items (1), (3), (5) and (7) of the Registration Statement was amended to state that “Additional criteria for any particular issuing entity’s receivables shall [rather than may] be listed in the related prospectus supplement.”

If you have any questions concerning the Amended Registration Statement, please do not hesitate to call me at (212) 506-2555.

Very truly yours,

/s/ Paul Jorissen
Paul Jorissen

Mayer Brown LLP operates in combination with our associated English limited liability partnership and Hong Kong partnership (and its associated entities in Asia) and is associated with Tauil & Chequer Advogados, a Brazilian law partnership.